Matrix Advisors Dividend Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares		Value

COMMON STOCKS - 99.5%
Aerospace/Defense: 1.5%
2,100	General Dynamics Corp.	$381,276

Bank (Money Center): 5.9%
9,500	JPMorgan Chase & Co.	1,446,185

Bank (Regional): 11.5%
4,600	M&T Bank Corp.	697,406
6,375	The PNC Financial Services Group, Inc.	1,118,239
17,500	Truist Financial Corp.	1,020,600
		2,836,245
Bank (Super Regional): 4.7%
20,900	US Bancorp	1,155,979

Beverages: 7.6%
6,000	PepsiCo, Inc.	848,700
19,500	The Coca-Cola Co.	1,027,845
		1,876,545
Biotechnology: 6.1%
1,650	Amgen, Inc.	410,537
17,000	Gilead Sciences, Inc.	1,098,710
		1,509,247
Cable TV: 1.4%
6,400	Comcast Corp. - Class A	346,304

Computer Software and Services: 5.0%
5,250	Microsoft Corp.	1,237,793

Drug: 8.8%
10,200	AbbVie, Inc.	1,103,843
13,700	Merck & Co., Inc.	1,056,133
		2,159,976
Drug Store: 4.6%
15,200	CVS Health Corp.	1,143,496

Electric Utility: 10.3%
10,500	Consolidated Edison, Inc.	785,400
8,000	Duke Energy Corp.	772,240
12,000	Pinnacle West Capital Corp.	976,200
		2,533,840
Food Processing (Retail): 8.2%
14,300	General Mills, Inc.	876,876
18,000	Kellogg Co.	1,139,400
		2,016,276
Household Products: 3.4%
6,100	Kimberly-Clark Corp.	848,205

Insurance (Diversified): 1.7%
6,800	MetLife, Inc.	413,372

Petroleum (Integrated): 3.1%
7,300	Chevron Corp.	764,967

Semiconductor: 2.8%
5,200	QUALCOMM, Inc.	689,468

Telecommunication Services: 8.1%
31,500	AT&T, Inc.	953,505
18,100	Verizon Communications, Inc.	1,052,515
		2,006,020
Telecommunications (Equipment): 4.8%
23,100	Cisco Systems, Inc.	1,194,501

TOTAL COMMON STOCKS (Cost $19,476,583)		$24,559,695

SHORT-TERM INVESTMENTS - 0.2%
50,431	First American Government Obligations Fund, Class X - 0.04% *	50,431

TOTAL SHORT-TERM INVESTMENTS (Cost $50,431)		$50,431

TOTAL INVESTMENTS (Cost $19,527,014): 99.7%		24,610,126
OTHER ASSETS IN EXCESS OF LIABILITIES: 0.3%		84,906
TOTAL NET ASSETS: 100.0%		$24,695,032

* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$24,559,695	$-	$-	$24,559,695
Total Equity	$24,559,695	$-	$-	$24,559,695
Short-Term Investments	$50,431	$-	$-	$50,431
Total Investments in Securities	$24,610,126	$-	$-	$24,610,126

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.